Revenue - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / uSDPerBbl	Dec. 31, 2023 MXN ($) $ / uSDPerBbl	Dec. 31, 2022 MXN ($) $ / uSDPerBbl	Dec. 31, 2021 MXN ($) $ / uSDPerBbl
Disclosure of geographical areas [line items]
Payment terms		30 days
Sales price determination period, maximum		2 months
Total customers, net		$ 111,394,431	$ 107,117,145
Advances from customers		34,114,306	39,465,014
Amount recorded in advance from customers were recognized as revenue for the period		$ 1,671,631	$ 4,530,614
Price of the Mexican crude oil export mix per barrel (USD per USD per bbl) | $ / uSDPerBbl	67.65	67.65	88.41	65.85
Percentage of increase (decrease) in revenue	(27.80%)	(27.80%)
Increase (decrease) in revenue		$ (663,450,691)
Total revenues	$ 101,639,145,000	1,719,937,618	$ 2,383,388,309	$ 1,495,628,620
Incentive for automotive fuels	1,384,000	$ 23,421	$ 111,863,956	$ 0
Refined petroleum products
Disclosure of geographical areas [line items]
Invoice payment terms		30 days
Gas
Disclosure of geographical areas [line items]
Invoice payment terms		30 days
Services
Disclosure of geographical areas [line items]
Invoice payment terms		22 days
Other
Disclosure of geographical areas [line items]
Invoice payment terms		30 days
Mexico
Disclosure of geographical areas [line items]
Increase decrease in price of the Mexican crude oil export mix per barrel	$ (20.76)
Percentage increase decrease in price of the Mexican crude oil export mix per barrel	(23.50%)	(23.50%)	34.30%
Price of the Mexican crude oil export mix per barrel (USD per USD per bbl) | $ / uSDPerBbl			22.56